Summary of Significant Accounting Policies: Policyholder Account Balances (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Policyholder Account Balances

Policyholder Account Balances

The single premium deferred annuities and risk control accounts of the flexible premium deferred variable annuities are included in policyholder account balances. These products have two risk control accounts, referred to as the Secure and Growth Accounts; the Secure Account has a yearly credited interest rate floor of 0% and the yearly Growth Account floor is -10%. The Secure and Growth Accounts both have credited interest rate caps that vary based on the issuance date of the contract. Interest is credited at the end of each contract year during the selected index term based on the allocation between risk control accounts and the performance of an external index (reference index) during that contract year. For the single premium deferred annuity, the Company offers one reference index, which is the S&P 500 Index. For the flexible premium deferred variable annuity, the Company offers two reference indices, which are the S&P 500 Index and the MSCI EAFE Index. Policyholders are able to allocate funds in both the Secure and Growth Accounts for the available indices. At the end of the initial index term, only the Secure Account is available as an option to the policyholder. The average annualized credited rate for the single premium deferred annuity was 1.98% and 1.38% for the three and nine months ended September 30, 2018, respectively and 1.45% and 1.41% for the three and nine months ended September 30, 2017, respectively. The average annualized credited rate for the risk control accounts of the flexible premium deferred variable annuity was 2.59% and 1.52% for the three and nine months ended September 30, 2018, respectively and 2.92% and 2.21% for the three and nine months ended September 30, 2017, respectively.

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. The average credited rate was 4.5% for the three and nine months ended September 30, 2018 and 4.5% for the three and nine months ended September 30, 2017. The future minimum guaranteed interest rate during the life of the contracts is 4.5%.